Variable Interest Entities	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Variable Interest Entities

NOTE 17. VARIABLE INTEREST ENTITIES

The Physician Groups (as defined in Note 1) were established to employ healthcare providers, contract with managed care payors, and to deliver healthcare services to patients in the markets that the Company serves.

The Company evaluated whether it has a variable interest in the Physician Groups, whether the Physician Groups are VIEs, and whether the Company has a controlling financial interest in the Physician Groups. The Company concluded that it has variable interests in the Physician Groups on the basis of its Administrative Service Agreement (“ASA”) which provides for reimbursement of costs and a management fee payable to the Company from the Physician Groups in exchange for providing management and administrative services which creates risks and a potential return to the Company. The Physician Group’s equity at risk, as defined by U.S. GAAP, is insufficient to finance its activities without additional support, and, therefore, the Physician Groups are considered VIEs.

In order to determine whether the Company has a controlling financial interest in the Physician Groups, and, thus, is the Physician’s primary beneficiary, the Company considered whether it has i) the power to direct the activities of Physician Groups that most significantly impact its economic performance and ii) the obligation to absorb losses of the Physician Groups that could potentially be significant to it or the right to receive benefits from Physician Groups that could potentially be significant to it. The Company concluded that the unitholders and employees of the Physician Groups are structured in a way that neither unitholder, employees nor their designees has the individual power to direct the activities of the Physician Groups that most significantly impact its economic performance. Under the ASA, MSO is responsible for providing management and administrative services related to the growth of the patient population of the Physician Groups, the management of that population’s healthcare needs, and the provision of required healthcare services to those patients. The Company has concluded that the success or failure of MSO in conducting these activities will most significantly impact the economic performance of the Physician Groups. In addition, the Company’s variable interests in the Physician Groups provide the Company with the right to receive benefits that could potentially be significant to it. The single member of the Physician Groups is a member and employee of OSH. As a result of this analysis, the Company concluded that it is the primary beneficiary of the Physician Groups and therefore consolidates the balance sheets, results of operations and cash flows of the Physician Groups. The Company performs a qualitative assessment of the Physician Groups on an ongoing basis to determine if it continues to be the primary beneficiary.

The table below illustrates the VIE assets and liabilities and performance for the Physician Groups as of and for the periods ended:

	September 30, 2020	December 31, 2019
Total assets	$359,551	$252,629
Total liabilities	323,129	230,527

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Total revenues	$213,907	$135,433	$622,685	$378,024
Medical claims expense	153,417	96,921	439,449	257,192
Cost of care	14,548	10,824	44,082	28,004
Total operating expenses	$167,965	$107,745	$483,531	$285,196

Physician Group revenues consist of amounts recognized for services provided to patients and includes capitated revenue and a portion of the Company’s other patient service revenue and exclude certain care management services. All capitation arrangements are drafted at the Physician Group level.

Operating expenses consist primarily of medical claims expense, a majority of which are third-party medical claims expenses and administrative health plan fees and exclude fees to perform payor delegated activities and provider excess insurance costs. Cost of care, excluding depreciation and amortization primarily includes provider salaries and benefits and other clinical operating costs which are reported in cost of care, excluding depreciation and amortization in the consolidated statements of operations. These amounts do not include intercompany revenues and costs, principally management fees between MSO and the Physician Groups, which are eliminated in consolidation.

There are no restrictions on the Physician Groups’ assets or on the settlement of its liabilities. The assets of the Physician Groups can be used to settle obligations of the Company. The Physician Groups are included in the Company’s obligated group; thus, creditors of the Company have recourse to the assets owned by the Physician Groups. There are no liabilities for which creditors of the Physician Groups do not have recourse to the general credit of the Company. There are no restrictions placed on the retained earnings or net income of the Physician Groups with respect to potential dividend payments.